Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	21 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000246109 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Core Investment Grade ETF
Average Annual Return, Percent	4.13%		7.46%
C000248162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Commercial Mortgage Opportunities ETF
Average Annual Return, Percent	6.08%	6.71%
C000248350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Trust Structured Credit Income Opportunities ETF
Average Annual Return, Percent	8.85%	9.13%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.38%	5.07%	6.44%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	3.40%		6.49%
Bloomberg Non Agency Investment Grade CMBS US Aggregate Eligible Aaa Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index
Average Annual Return, Percent	6.10%	6.86%
ICE BofA US ABS And CMBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US ABS & CMBS Index
Average Annual Return, Percent	5.57%	6.40%